INVENTORIES - Summary of Inventory (Details) (USD $) In Thousands, unless otherwise specified	Dec. 30, 2012	Jan. 01, 2012
Inventory Disclosure [Abstract]
Materials and supplies	$ 5,554	$ 6,468
Jobs in process	1,812	1,787
Finished products	36,915	40,567
Total	$ 44,281	$ 48,822